CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 125,539	$ 107,437	$ 68,969
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	7,879	8,217	8,752
Amortization of prepaid land leases	264	270	261
Amortization of intangible assets	311	801	623
Allowance for doubtful accounts	2,119	8,033	9,760
Loss (gain) on disposal of long-lived assets	13	(2,053)	596
Impairment loss on property, plant and equipment	0	0	361
Goodwill impairment charge	11,623	0	11,211
Share of net (income) loss of equity investees	(404)	1,571	(3,607)
Dividends received from an equity investee	3,865	0	0
Gains on deconsolidation of subsidiaries where the Company retains an equity interest	(5,768)	0	(14,514)
Gain on disposal of a subsidiary	0	0	(628)
Share-based compensation expenses	238	1,207	464
Deferred income tax expenses (benefit)	(6,197)	(1,525)	2,133
Accretion of convertible bond	230	230	230
Fair value adjustments of a bifurcated derivative	346	(75)	89
Changes in operating assets and liabilities:
Accounts receivable and retention	33,782	28,283	23,441
Costs and estimated earnings in excess of billings	(2,757)	1,817	21,945
Inventories	(3,773)	(11,429)	(10,701)
Advances to suppliers	(5,357)	232	881
Other receivables	2,647	(9,973)	(6,767)
Deposits and other assets	62	(84)	(48)
Due from related parties	6,600	1,286	(6,819)
Accounts payable	(14,027)	4,113	23,563
Deferred revenue	10,836	28,150	28,168
Accruals and other payable	11,488	(3,163)	(21,013)
Due to related parties	(1,494)	3,023	801
Income tax payable	1,740	(1,124)	(1,779)
Other tax payables	(11,720)	(2,959)	(7,027)
Net cash provided by operating activities	100,521	105,719	82,463
Cash flows from investing activities:
Time deposits placed with banks	(256,328)	(179,194)	(154,810)
Maturity of time deposits	245,880	137,839	89,262
Purchases of property, plant and equipment	(3,488)	(2,304)	(3,711)
Prepayments for land lease	(7,099)	0	0
Proceeds from disposal of property, plant and equipment	301	376	64
Investments made in equity investees	0	(5,882)	(2,654)
Dividends received in excess of cumulative equity in earnings from an equity investee	8,920	0	0
Cash reduced upon deconsolidation of subsidiary	(1,878)	0	(16,157)
Acquisition of a subsidiary, net of cash acquired	0	(583)	(1,652)
Purchase of equity securities	(740)	0	0
Dividends received from equity security investments	0	0	88
Proceeds received for the disposal of an equity investment	4,544	0	0
Net cash used in investing activities	(9,888)	(49,748)	(89,570)
Cash flows from financing activities:
Proceeds from short-term bank loans	5,908	5,942	10,061
Repayments of short-term bank loans	(6,875)	(11,334)	(4,932)
Proceeds from long-term bank loans	730	984	461
Repayments of long-term bank loans	(512)	(548)	(7,350)
Proceeds from exercise of options	0	0	6,322
Capital contribution from a subsidiary's non-controlling interest shareholder	1,456	0	0
Payment of dividends	(10,862)	(7,241)	(11,975)
Net cash used in financing activities	(10,155)	(12,197)	(7,413)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(9,400)	5,839	(4,873)
Net (decrease) increase in cash, cash equivalents and restricted cash	71,078	49,613	(19,393)
Cash and cash equivalents, beginning of period	287,309	237,696	257,089
Cash and cash equivalents, end of period	358,387	287,309	237,696
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Total cash, cash equivalents and restricted cash	287,309	237,696	257,089
Supplemental disclosures of cash flow information:
Interest expense paid	575	462	727
Income tax paid	24,855	24,896	13,918
Supplemental disclosures of non-cash information:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	3,205	4,374	7,266
Acquisition of equity interest with non-cash consideration	0	2,345	0
Disposal of shares of a subsidiary	$ 4,110	$ 0	$ 0